STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Fair Value Black-Scholes Option	The significant assumptions used in preparing the Black-Scholes option pricing model to determine fair value as of December 31, 2024, and 2023 were as follows:

	Year Ended December 31,
	2024	2023

Exercise price	$11.50	$11.50
Stock Price (CURI)	$1.53	$0.54
Expected volatility	107.8%	100.0%
Expected warrant term (years)	0.8	1.8
Risk-free interest rate	4.16%	4.23%
Dividend yield	1.6%	0%
Fair Value per Private Placement Warrant	$0.02	$0.01